Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Debt Securities, Available-for-Sale [Table Text Block]
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$2,281	$-	$(13)	$2,268
Federal National Mortgage Association securities	73	-	-	73
Total available-for-sale-securities	$2,354	$-	$(13)	$2,341
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$2,902	$-	$(31)	$2,871
Federal National Mortgage Association securities	98	1	-	99
Total available-for-sale-securities	$3,000	$1	$(31)	$2,970

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after ten years	$2,354	$2,341
Total	$2,354	$2,341

Gain (Loss) on Securities [Table Text Block]
	December 31, 2023
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	11	$2,268	$(13)	$-	$-	$2,268	$(13)
	December 31, 2022
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	11	$2,871	$(31)	$-	$-	$2,871	$(31)